Land Use Right, Net (Tables)	12 Months Ended
Aug. 31, 2017
Land Use Right Net [Abstract]
Schedule of Land Use Right, Net
	As at August 31,
	2016	2017
	RMB	RMB
Land in Ningxiang, Changsha City	38,920	38,920
Less: accumulated amortization	3,253	4,226
Land use right, net	35,667	34,694